Notes Payable - Notes Payable - Related Parties (Details) (USD $)	0 Months Ended			12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended
	Feb. 04, 2013	Feb. 03, 2012	Jul. 15, 2008	Dec. 31, 2012	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	May 04, 2012 Convertible Promissory Note [Member]	Jun. 30, 2013 Convertible Promissory Note [Member]	Dec. 31, 2012 Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount (in dollars)					$ 550,000	$ 550,000			$ 75,000
Debt instrument, unamortized discount						50,000	5,795	5,795
Debt instrument, fee amount						3,500
Debt issuance cost		27,800	12,650			21,800			6,000
Proceeds from debt, net of issuance costs						474,700			69,000
Debt instrument, convertible, coversion percentage (percentage)						90.00%			90.00%
Debt conversion, converted instrument, amount (in dollars)					112,150		437,850	437,850
Debt conversion, converted instrument, shares issued (shares)	(773,983)			(2,069,439)	773,983		2,069,439	2,069,439
Debt instrument, convertible, conversion price (per share)					$ 0.145		$ 0.21	$ 0.21	$ 5.00
Debt instrument, maturity period									30 days
Debt instrument, convertible, number of trading days prior to conversion date									10 days
Debt instrument, interest rate, stated percentage (percentage)									8.00%
Debt instrument, debt default, percentage (percentage)									18.00%
Debt instrument, accrued interest										$ 10,701	$ 4,007